CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Net loss	$ (3,031)	$ (1,216)	$ (990)
Less: income from discontinued operations			250
Loss from continuing operations	(3,031)	(1,216)	(1,240)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock-based compensation expense	3	24	5
(Increase) decrease in:
Other current assets	(180)	(24)	44
Increase (decrease) in:
Accounts payable
Accrued expenses	1,400	(135)	(139)
Net operating activities from discontinued operations			250
Net cash used in operating activities	(1,808)	(1,351)	(1,080)
Cash Flows from Investing Activities:
Purchase of marketable securities	(21,954)
Proceeds from maturities of marketable securities	1,998
Restricted cash			1,300
Net cash (used in) provided by investing activities	(19,956)		1,300
Cash Flows from Financing Activities:
Proceeds from disgorgement of profit realized by an insider on short-swing transaction	133
Net cash provided by financing activities	133
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents	(21,631)	(1,351)	220
Cash and Cash Equivalents, Beginning of Year	23,467	24,818	24,598
Cash and Cash Equivalents, End of Year	1,836	23,467	24,818
Supplemental Cash Flow Disclosure:
Cash paid for taxes, net of tax refunds	$ 26	$ 27	$ 29